SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation

● Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to rules and regulations, including Regulation S-X, promulgated by the Securities and Exchange Commission (the “SEC”) applicable to condensed consolidated financial statements. The results of operations for the interim period ended September 30, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2026. Accordingly, these unaudited condensed combined financial statements should be read in conjunction with the Company’s audited consolidated financial statements and note thereto as of and for the years ended March 31, 2025 and 2024, which are included in the Form 20-F filed with the SEC on July 31, 2025.

Use of Estimates and Assumptions

● Use of Estimates and Assumptions

In presenting the unaudited condensed consolidated financial statements in accordance with U.S. GAAP, management makes estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, lease liabilities, right-of-use assets, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for credit losses for accounts receivable and promissory notes receivables, estimates of impairment of long-lived assets and goodwill, and valuation of deferred tax assets.

Basis of Consolidation

● Basis of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

Foreign Currency Translation and Transaction

● Foreign Currency Translation and Transaction

The Company uses Hong Kong Dollars (“HKD” or “HK$”) as its reporting currency. The functional currency of RRA is Hong Kong Dollar and Roma (S) in Singapore is Singapore dollar, based on the criteria of Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

In the unaudited condensed consolidated financial statements, the financial information of the Company and other entities located outside of Hong Kong has been translated into HKD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025

Translation of amounts from SGD into HKD has been made at the following exchange rates for the six months ended September 30, 2024 and 2025:

	For the Six Months ended September 30, 2024	For the Six Months ended September 30, 2025
	(SGD to HKD)	(SGD to HKD)

Period-end exchange rate	6.0697	6.0324
Period average exchange rate	5.8419	6.0474

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

Convenience Translation

● Convenience Translation

Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of income and consolidated statements of cash flows from HKD into USD as of and for the six months ended September 30, 2025 are solely for the convenience of the reader and were calculated at the rate of HKD7.8 to USD1. No representation is made that the HKD amounts represent or could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate.

Business combination

● Business combination

The Company follows ASC Topic 805, Business Combinations (“ASC 805”) and ASC Topic 810, Consolidation (“ASC 810”). The Company accounts for business combinations using the acquisition method. Under the acquisition method, the purchase price of the acquired businesses is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recognized as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments, in the period in which they are determined, to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Accounting for the resulting goodwill requires significant management estimates and judgment. Management performs periodic reviews of the carrying value of goodwill to determine whether events and circumstances indicate that an impairment in value may have occurred. A variety of factors could cause the carrying value of goodwill to become impaired. A write-down of the carrying value of goodwill could result in a non-cash charge, which could have an adverse effect on the Company’s results of operations.

Goodwill

● Goodwill

The Company accounts for goodwill in accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”). ASC 350 requires that goodwill should be evaluated for impairment either through a qualitative or quantitative approach at least annually, or more frequently if an event occurs or circumstances change that indicate the carrying value of a reporting unit may not be recoverable.

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below the carrying value. The Company considers its market capitalization and the carrying value of its assets and liabilities, including goodwill, when performing its goodwill impairment test. When conducting its annual goodwill impairment assessment, the Company initially performs a qualitative evaluation of whether it is more likely than not that goodwill is impaired. If it is determined by a qualitative evaluation that it is more likely than not that goodwill is impaired, the Company then applies a two-step impairment test. The two-step impairment test first compares the fair value of the Company’s reporting unit to its carrying or book value. If the fair value of the reporting unit exceeds the carrying value, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds its fair value, the Company determines the implied fair value of the reporting unit’s goodwill and if the carrying value of the reporting unit’s goodwill exceeds its implied fair value, then an impairment loss equal to the difference is recorded in the unaudited condensed consolidated statements of operations and comprehensive loss. No impairment of goodwill was recorded for the six months ended September 30, 2024 and 2025.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025

Accounts Receivable, net

● Accounts Receivable, net

Accounts receivable include trade accounts due from customers in the rendering of service.

Accounts receivable are recorded at the invoiced amount and do not bear interest, which are due upon invoices was presented. The Company seeks to maintain strict control over its outstanding receivables to minimize credit risk. Overdue balances are reviewed regularly by senior management. Management reviews its receivables on a regular basis to determine if the allowance for expected credit losses is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

The Company does not hold any collateral or other credit enhancements over its accounts receivable balances.

Allowance for Expected Credit Losses

● Allowance for Expected Credit Losses

In accordance with ASC Topic 326, Credit Losses – Measurement of Credit Losses on Financial Instruments (ASC 326), the Company utilizes the current expected credit losses (“CECL”) model to determine an allowance that reflects its best estimate of the lifetime expected credit losses on accounts receivable and deposit, prepayments, and others receivable which is recorded as a liability to offset the receivables. The CECL model is prepared after considering historical experience, current conditions, and reasonable and supportable economic forecasts to estimate lifetime expected credit losses. Accounts receivable and deposit, prepayments, and others receivable are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense. The Allowance for Expected Credit Losses amounted to approximately HK$221,652 and HK$223,799 (US$28,692) for six months ended September 30, 2024 and 2025, respectively.

Promissory Note Receivables

● Promissory Note Receivables

Promissory note receivables are stated at carrying value and receivable in the next twelve months. Interest income is recognized at a fixed interest rate over the prevailing periods on the unaudited condensed consolidated statements of operations and comprehensive loss.

Revenue Recognition

● Revenue Recognition

The Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), which provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

The majority of the Company’s revenue is derived from contracts with customers in the rendering of ESG and sustainability related advisory service, and as such, the revenue recognized depicts the transfer of promised services to its customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. Transaction price is contained within the contract for each distinct and separately identifiable performance obligation, and is typically fixed-priced with duration of the service period usually being less than one year.

The Company’s revenue from ESG compliance and sustainability related advisory service contracts is generally recognized at a point in time when ESG compliance and sustainability related advisory services are completed. Invoices billed to the customers become payable upon issuance. The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025

Under the contract, the Company generally requires the customers to make the advance payment at certain percentage of the total contract value upon signing the agreement. Contract liabilities are recorded when the advance payment is received from the customers before all of the relevant criteria for revenue recognition has been met. The related revenue will be recognized when the underlying services are completed and rendered to the customers.

Principal vs Agent Considerations

Principal vs Agent Considerations

When another party is involved in providing ESG services to the customer, the Company applies the principal versus agent guidance in ASC 606 to determine whether it acts as the principal or an agent in the transaction. This evaluation assesses that the Company controls the ESG services by establishing the transaction price, managing all aspects of service delivery including data collection, analysis, and reporting, and assuming responsibility for the quality and accuracy of the ESG solutions provided. Based on the Company’s evaluation of the control model, it is determined that all the Company’s major business act as the principal rather than the agent within their revenue arrangements, and such revenues are reported on a gross basis.

Share-Based Compensation

● Share-Based Compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provision of ASC Topic 718, “Stock Compensation”. The Company grants share awards, including common stocks and restricted share units, to eligible participants. Share-based compensation expense for share awards is measured at service commencement date based on the estimate of fair value of the share compensation at grant date. The estimate of the fair value of restricted stock with either solely a service requirement or with the combination of service and performance requirements is based on the estimate of closing fair market value of the common stocks on the date of grant. Share-based compensation expense is recognized over the awards requisite service period.

Earnings per Share

● Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. During the six months ended September 30, 2024 and 2025, there were no dilutive shares.

Segment Reporting

● Segment Reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Luk Huen Ling Claire (a chief executive officer of the Company), for making decisions, allocating resources and assessing performance, as the following reportable segments. For the six months ended September 30, 2024 and 2025, the Company has one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.

Related Parties

● Related Parties

The Company follows the ASC Topic 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825–10–15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025

Commitments And Contingencies

● Commitments And Contingencies

The Company follows the ASC Topic 450, Contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Concentration of Credit Risk

● Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents and accounts receivable. Cash equivalents are maintained with high-credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD800,000 (approximately USD102,564), effective from October 1, 2024, if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025 and September 30, 2025, cash balance of HKD20,866,509 and HKD20,864,364 (USD2,674,918) was maintained at financial institutions in Hong Kong, of which HKD20,007,853 and HKD19,960,807 (USD2,559,078) of the cash balance was subject to credit risk. The Singapore Deposit Insurance Corporation pays compensation up to a limit of SGD100,000 (approximately USD77,817) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025 and September 30, 2025, cash balance of HKD23,841 and HKD123,833 (USD15,877) was maintained at financial institutions in Singapore, of which none of the cash balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the allowance for expected credit losses are based on the estimated realizable value. The Company identifies credit risk on a customer by customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

Liquidity Risk

● Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

Fair Value Measurement

● Fair Value Measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025

●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and cash equivalents, accounts receivable, promissory notes, deposits and other receivables, accounts payable, income tax payable, contract liabilities, accrued liabilities and other payables approximate at their fair values because of the short-term nature of these financial instruments.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Recently Issued Accounting Pronouncements

● Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. ASU 2024-03 requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. The requirements of ASU 2024-03 are effective for the Company for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all period periods presented in the financial statements. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. The requirements of ASU 2025-03 are effective for the Company for fiscal years beginning after December 15, 2026, and interim periods within those periods. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Account Receivable and Contract Assets. This update introduces a practical expedient for all entities when estimating expected credit losses on current accounts receivable and current contract assets arising from revenue transactions accounted for under Topic 606. The expedient allows entities to assume current conditions as of the balance sheet date remain unchanged over the remaining life of the asset. The amendments are required to be applied prospectively and are effective for annual and interim periods beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-use Software: Targeted Improvements to the Accounting for Internal-use Software which amends the guidance in ASC 350-40, Intangibles-Goodwill and Other-Internal-Use Software. The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations and comprehensive loss and cash flows.